Advances for Vessels Under Construction and Acquisitions	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Advances for Vessels Under Construction and Acquisitions
5.
Advances for Vessels Under Construction and Acquisitions
The amount shown in the accompanying consolidated balance sheet as of December 31, 2019 of $2,988,903 mainly represents an advance payment to a shipbuilder for one LPG carrier under construction that the Company agreed to acquire in 2019 with expected delivery date in 2021.
On November 17, 2016 and on July 18, 2017, the Company agreed with the shipbuilder to postpone the delivery of four newbuildings for an additional charge. For the years ended December 31, 2017 and December 31, 2018, these charges of
$863,333 and $146,667, respectively, were included in the accompanying consolidated statement of operations under the caption “Other operating costs/(income)”.
For the years ended December 31, 2018 and 2019, the movement of the account, advances for vessels under construction and acquisitions was as follows:

Balance, December 31, 2017	61,577,818
Advances for vessels under construction and acquisitions	102,597,821
Capitalized expenses	5,155,821
Vessels delivered	(169,331,460)

Balance, December 31, 2018	—
Advance for vessel under construction	2,891,283
Capitalized interest	97,620

Balance, December 31, 2019	2,988,903